General Information	6 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
General Information	General Information
Reporting Entity
Endava plc (the “Company,” “we,” “us,” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group is a leading provider of next-generation technology services, dedicated to enabling its clients to accelerate growth, tackle complex challenges and thrive in evolving markets. By combining innovative technologies and deep industry expertise with an AI-native approach, we consult and partner with clients to create solutions that drive transformation, augment intelligence and deliver lasting impact. From ideation to production, the Group supports clients with tailor-made solutions at every stage of their digital transformation, regardless of industry, region or scale.
These unaudited condensed consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group as of and for the six months ended December 31, 2025. These condensed financial statements were authorised for issue by the Company's Board of Directors on March 30, 2026.